Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

November 30, 2025

Dates Covered
Collections Period	11/01/25 - 11/30/25
Interest Accrual Period	11/17/25 - 12/14/25
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/25	203,603,160.52	15,382
Yield Supplement Overcollateralization Amount 10/31/25	9,688,481.21	0
Receivables Balance 10/31/25	213,291,641.73	15,382
Principal Payments	10,028,568.68	275
Defaulted Receivables	355,081.63	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/25	8,947,878.18	0
Pool Balance at 11/30/25	193,960,113.24	15,089

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.06%
Prepayment ABS Speed	0.95%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	6,228,173.70	321
Past Due 61-90 days	1,821,889.90	94
Past Due 91-120 days	312,541.17	16
Past Due 121+ days	0.00	0
Total	8,362,604.77	431

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.12%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.05%
Delinquency Trigger Occurred	NO

Recoveries	219,624.46
Aggregate Net Losses/(Gains) - November 2025	135,457.17
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.76%
Prior Net Losses/(Gains) Ratio	0.60%
Second Prior Net Losses/(Gains) Ratio	0.58%
Third Prior Net Losses/(Gains) Ratio	1.39%
Four Month Average	0.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.72%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.81%
Weighted Average Contract Rate, Yield Adjusted	8.80%
Weighted Average Remaining Term	28.36

Flow of Funds	$ Amount
Collections	11,041,501.04
Investment Earnings on Cash Accounts	16,936.08
Servicing Fee	(177,743.03)
Transfer to Collection Account	-
Available Funds	10,880,694.09

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	468,422.51
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	4,561,694.23
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	610,430.80

Total Distributions of Available Funds	10,880,694.09

Servicing Fee	177,743.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 11/17/25	198,521,807.47
Principal Paid	9,643,047.28
Note Balance @ 12/15/25	188,878,760.19

Class A-1
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-3
Note Balance @ 11/17/25	54,341,807.47
Principal Paid	9,643,047.28
Note Balance @ 12/15/25	44,698,760.19
Note Factor @ 12/15/25	17.6744801%

Class A-4
Note Balance @ 11/17/25	98,700,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	98,700,000.00
Note Factor @ 12/15/25	100.0000000%

Class B
Note Balance @ 11/17/25	30,350,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	30,350,000.00
Note Factor @ 12/15/25	100.0000000%

Class C
Note Balance @ 11/17/25	15,130,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	15,130,000.00
Note Factor @ 12/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	627,216.01
Total Principal Paid	9,643,047.28
Total Paid	10,270,263.29

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.66000%
Interest Paid	165,742.51
Principal Paid	9,643,047.28
Total Paid to A-3 Holders	9,808,789.79

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6199134
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.5307748
Total Distribution Amount	10.1506882

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.6553678
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.1298825
Total A-3 Distribution Amount	38.7852503

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	473.06
Noteholders' Principal Distributable Amount	526.94

Account Balances	$ Amount
Reserve Account
Balance as of 11/17/25	5,058,901.50
Investment Earnings	15,595.18
Investment Earnings Paid	(15,595.18)
Deposit/(Withdrawal)	-
Balance as of 12/15/25	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,556,725.43	$2,323,511.29	$1,204,776.89
Number of Extensions	84	130	65
Ratio of extensions to Beginning of Period Receivables Balance	0.73%	1.03%	0.51%